Share-Based Payments (Details 1)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payments
Incentive shares, Beginning Balance | shares	40,000
Weighted average Grant date fair value per share, Incentive shares Beginning Balance | $ / shares	$ 23
Incentive shares, Granted | shares
Weighted average Grant date fair value per share, Incentive shares Granted | $ / shares
Incentive shares, Vested | shares	(10,000)
Weighted average Grant date fair value per share, Incentive shares Vested | $ / shares
Incentive shares, Forfeited | shares
Weighted average Grant date fair value per share, Incentive shares Forfeited | $ / shares
Incentive shares, Endning Balance | shares	30,000
Weighted average Grant date fair value per share, Incentive shares Ending Balance | $ / shares	$ 23